State Street Loomis Sayles Opportunistic Bond ETF Average Annual Total Returns			12 Months Ended	33 Months Ended	34 Months Ended	39 Months Ended	47 Months Ended	60 Months Ended	69 Months Ended	105 Months Ended	118 Months Ended	120 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.36%)	(1.10%)	(2.30%)	(2.00%)	(0.33%)	0.72%	1.10%	1.28%	1.35%
State Street Loomis Sayles Opportunistic Bond Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.34%			1.28%
State Street Loomis Sayles Opportunistic Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.81%			0.63%
Performance Inception Date		Sep. 27, 2021
State Street Loomis Sayles Opportunistic Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.08%			(1.56%)
State Street Loomis Sayles Opportunistic Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.81%			(0.47%)

[1]	A composite benchmark the Fund seeks to outperform, comprising 50% investment grade corporate bonds, 25% high yield corporate bonds, and 25% senior loans.